Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 16, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 16, 2013
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Supplement -- [Text Block]	wells_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUS

OF

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

For the WealthBuilder Tactical Equity Portfolio (the "Portfolio")

Effective September 30, 2013, the prospectus is revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for the Portfolio are replaced with the following:

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by investing at least 80% of the Portfolio's net assets in equity securities (through investment in Underlying Funds). The Portfolio is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company, and international. Additionally, we may invest up to 10% of the Portfolio's net assets in bond or alternative-style asset classes (through investment in Underlying Funds).

We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. Changes to the effective allocation are implemented both with futures contracts and buying and selling the Underlying Funds.

Depending on market conditions, some equity asset classes will perform better than others. The Portfolio's broad diversification across equity styles and the use of tactical allocation between equity styles may help to reduce the overall impact of poor performance in any one equity asset class.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The following risk is added to the section entitled "Principal Investment Risks" in the summary section for the Portfolio:

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, managed futures, merger arbitrage, global multi-asset and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.

(Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by investing at least 80% of the Portfolio's net assets in equity securities (through investment in Underlying Funds). The Portfolio is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company, and international. Additionally, we may invest up to 10% of the Portfolio's net assets in bond or alternative-style asset classes (through investment in Underlying Funds).

We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. Changes to the effective allocation are implemented both with futures contracts and buying and selling the Underlying Funds.

Depending on market conditions, some equity asset classes will perform better than others. The Portfolio's broad diversification across equity styles and the use of tactical allocation between equity styles may help to reduce the overall impact of poor performance in any one equity asset class.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, managed futures, merger arbitrage, global multi-asset and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.